FINANCIAL STATEMENTS

UBS Life Insurance Company USA Separate Account
Year Ended December 31, 2007
With Report of Independent Registered Public Accounting Firm

                 UBS Life Insurance Company USA Separate Account

                              Financial Statements

                          Year Ended December 31, 2007




                                    CONTENTS

Report of Independent Registered Public Accounting Firm........................1

Audited Financial Statements

Statements of Assets and Liabilities...........................................2
Statements of Operations.......................................................4
Statements of Changes in Net Assets............................................6
Notes to Financial Statements..................................................9

                              [Ernst & Young LLP]

             Report of Independent Registered Public Accounting Firm

The Board of Directors
UBS Life Insurance Company USA Separate Account

We have audited the accompanying statements of assets and liabilities of each of the divisions of UBS Life Insurance Company USA Separate Account (the Account), comprising the Money Market, U.S. Government/High Grade Securities, Growth, Growth and Income, International Research Growth (formerly International),
Global Bond, and Balanced Shares (formerly Total Return) Divisions, as of December 31, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period ended December 31, 2007. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the mutual funds' transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the divisions constituting UBS Life Insurance Company USA Separate Account at December 31, 2007, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.


                             /s/ Ernst & Young LLP


April 25, 2008

                 UBS Life Insurance Company USA Separate Account

                      Statements of Assets and Liabilities

                                December 31, 2007


                                                                                                     MONEY
                                                                                                     MARKET
                                                                                                    DIVISION
                                                                                               -------------------
ASSETS
Investments in shares of mutual funds, at market                                                 $     82,834

LIABILITIES                                                                                                 -
                                                                                               -------------------
Net assets                                                                                      $      82,834
                                                                                               ===================

NET ASSETS
Accumulation units with early withdrawal charges                                                 $     82,795
Accumulation units without early withdrawal charges                                                         -
Contracts in the annuitization period with early withdrawal charges                                         -
Contracts in the annuitization period without early withdrawal charges                                      -
                                                                                               -------------------
Total net assets                                                                                 $     82,795
                                                                                               ===================

Investments in shares of mutual funds, at cost                                                   $     82,834
Shares of mutual fund owned                                                                        82,834.15

Accumulation units with early withdrawal charges:
   Units outstanding                                                                               6,601.580
   Unit value                                                                                         $12.54

Accumulation units without early withdrawal charges:
   Units outstanding                                                                                        -
   Unit value                                                                                    $     12.23

Contracts in the annuitization period with early withdrawal charges:
   Units outstanding                                                                                        -
   Unit value                                                                                         $12.84

Contracts in the annuitization period without early withdrawal charges:
   Units outstanding                                                                                        -
   Unit value                                                                                         $12.41

        U.S.
    GOVERNMENT/
     HIGH GRADE                             GROWTH AND        INTERNATIONAL          GLOBAL             BALANCED
     SECURITIES            GROWTH             INCOME             GROWTH               BOND               SHARES
      DIVISION            DIVISION           DIVISION           DIVISION            DIVISION            DIVISION
--------------------- ------------------ ------------------ ------------------ ------------------- -------------------

    $    615,336          $  2,533,839       $    800,312        $  1,384,387     $      678,378        $  1,151,300

               -                     -                  -                   -                  -                   -
--------------------- ------------------ ------------------ ------------------ ------------------- -------------------
    $    615,336      $   2,533,839         $     800,312        $  1,384,387     $      678,378       $   1,151,300
===================== ================== ================== ================== =================== ===================


    $    598,825         $    2,507,947     $     696,083        $  1,338,273     $      652,926        $  1,109,809
           2,016                  9,382            80,427              29,238             16,813              12,271
           6,778                 14,342            10,194               1,789                  -              17,590
           7,718                  2,168            13,608              15,088              8,639              11,630
--------------------- ------------------ ------------------ ------------------ ------------------- -------------------
   $     615,337         $    2,533,839     $     800,312        $  1,384,388     $      678,378        $  1,151,300
===================== ================== ================== ================== =================== ===================

   $     632,523         $    1,710,652     $     659,616       $     989,523     $      626,962        $  1,020,524
        52,235.678           110,599.703       29,840.115         55,620.227          54,840.601          57,767.177


        43,276.709           127,872.787       23,970.964         58,642.191          39,774.998          47,644.049
            $13.84                $19.61           $29.04             $22.82              $16.42              $23.29


           149.251               493.730        2,760.129          1,434.642           1,065.474             537.206
            $13.51                $19.00           $29.14             $20.38              $15.78              $22.84


           478.381               714.600          342.827             76.555                   -             737.146
            $14.17                $20.07           $29.74             $23.37              $16.81              $23.86


           563.301               112.543          460.298            729.688             539.555             501.593
            $13.70                $19.27           $29.56             $20.68              $16.01              $23.19

                 UBS Life Insurance Company USA Separate Account

                            Statements of Operations

                          Year Ended December 31, 2007

                                                                                                      MONEY
                                                                                                     MARKET
                                                                                                    DIVISION
                                                                                                ------------------
Income:
   Dividends                                                                                           $5,717
Expenses:
   Mortality and expense risk                                                                           2,122
                                                                                                ------------------
Net investment income (loss)                                                                            3,595

Realized gain on investments:
   Realized gain (loss) on sale of fund shares                                                              -
   Realized gain distributions                                                                              -
                                                                                                ------------------
Net realized gain (loss) on investments                                                                     -

Change in unrealized appreciation/(depreciation) of investments                                             -
                                                                                                ------------------
Net increase (decrease) in net assets from operations                                                  $3,595
                                                                                                ==================

        U.S.
    GOVERNMENT/
     HIGH GRADE                             GROWTH AND        INTERNATIONAL          GLOBAL             BALANCED
     SECURITIES            GROWTH             INCOME             GROWTH               BOND               SHARES
      DIVISION            DIVISION           DIVISION           DIVISION            DIVISION            DIVISION
-------------------- ----------------- ------------------ ------------------ ----------------- ------------------
-------------------- ----------------- ------------------ ------------------ ----------------- ------------------

      $  37,364        $           -        $   18,791        $    22,828            $23,511        $   38,694

         12,959               56,169            20,307             30,044             11,628            23,687
-------------------- ----------------- ------------------ ------------------ ----------------- ------------------
-------------------- ----------------- ------------------ ------------------ ----------------- ------------------
         24,405              (56,169)           (1,516)            (7,216)            11,883            15,007


        (19,357)             670,644           212,121            774,140              2,526           121,064
              -                                 63,779            447,564                  -            32,047
-------------------- ----------------- ------------------ ------------------ ----------------- ------------------
-------------------- ----------------- ------------------ ------------------ ----------------- ------------------
        (19,357)             670,644           275,900          1,221,704              2,526           153,111

         18,431             (227,343)         (217,825)          (865,012)            40,459          (133,968)
-------------------- ----------------- ------------------ ------------------ ----------------- ------------------
-------------------- ----------------- ------------------ ------------------ ----------------- ------------------
      $  23,479            $ 337,132       $    56,559        $   349,476            $54,868        $   34,150
==================== ================= ================== ================== ================= ==================


                 UBS Life Insurance Company USA Separate Account

                       Statements of Changes in Net Assets


                                                                 MONEY MARKET                    U.S. GOVERNMENT/HIGH
                                                                   DIVISION                   GRADE SECURITIES DIVISION
                                                        -------------------------------     -------------------------------
                                                            YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                             2007            2006                2007            2006
                                                        ---------------- --------------     --------------- ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                          $     3,595      $     9,390       $      24,405    $    33,674
   Net realized gain on investments                                -                -            (19,357)        (17,139)
     Change in unrealized appreciation
        (depreciation) of investments                              -                -             18,431          12,339
                                                        ---------------- --------------     --------------- ---------------
Net increase (decrease) in net assets
   from operations                                             3,595            9,390             23,479          28,874

Contract transactions:
   Administrative charges                                       (256)            (277)              (558)           (869)
   Contract distributions and terminations                  (205,332)        (316,660)          (496,390)       (302,494)
   Transfer payments (to) from other divisions               102,718          100,700            (20,058)        (44,626)
   Actuarial adjustment in reserves for
     currently payable annuity contracts                      (5,483)         (12,767)            (7,493)        (53,348)
                                                        ---------------- --------------     --------------- ---------------
Net increase (decrease) in net assets from
   contract transactions                                    (108,353)        (229,004)          (524,499)       (401,337)
                                                        ---------------- --------------     --------------- ---------------
Total increase (decrease) in net assets                     (104,758)        (219,614)          (501,020)       (372,463)

Net assets at beginning of year                              187,553          407,167          1,116,357       1,488,820
                                                        ---------------- --------------     --------------- ---------------
Net assets at end of year                                 $   82,795         $187,553        $   615,337      $1,116,357
                                                        ================ ==============     =============== ===============


                                               GROWTH AND                        INTERNATIONAL
        GROWTH DIVISION                      INCOME DIVISION                    GROWTH DIVISION
---------------------------------     ------------------------------    --------------------------------
     YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31             YEAR ENDED DECEMBER 31
      2007             2006                2007           2006               2007            2006
----------------- ---------------     --------------- --------------    --------------- ----------------

 $    (56,169)      $   (76,155)      $      (1,516)   $                $                $    (30,201)
                                                             (3,093)           (7,216)
      670,644           218,515             275,900         156,085         1,221,704         175,841

     (227,343)         (298,855)           (217,825)        100,065          (865,012)        387,588
----------------- ---------------     --------------- --------------    --------------- ----------------

      387,132          (156,495)             56,559         253,057           349,476         533,228


       (1,421)           (2,647)               (555)           (989)             (881)         (1,170)
   (2,181,598)         (823,294)           (985,174)       (343,491)       (1,548,100)       (335,245)
      (38,693)           (4,173)            (29,333)        (25,477)           30,753         (15,940)

       (6,937)          (30,392)             (8,506)         (6,603)           (1,103)        (21,039)
----------------- ---------------     --------------- --------------    --------------- ----------------

   (2,228,649)         (860,506)         (1,023,568)       (376,560)       (1,519,331)       (373,394)
----------------- ---------------     --------------- --------------    --------------- ----------------
   (1,841,517)       (1,017,001)           (967,009)       (123,503)       (1,169,855)        159,834

    4,375,356         5,392,357           1,767,321       1,890,824         2,554,243       2,394,409
----------------- ---------------     --------------- --------------    --------------- ----------------
  $ 2,533,839       $ 4,375,356       $     800,312      $1,767,321      $  1,384,388      $2,554,243
================= ===============     =============== ==============    =============== ================

See accompanying notes.

                 UBS Life Insurance Company USA Separate Account

                                                          GLOBAL BOND DIVISION            BALANCED SHARES DIVISION
                                                      --------------------------------    --------------------------------
                                                          YEAR ENDED DECEMBER 31              YEAR ENDED DECEMBER 31
                                                           2007             2006               2007             2006
                                                      ---------------- ---------------    ---------------- ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                        $     11,883         $    250       $     15,007      $    19,836
   Net realized gain  on investments                          2,526            7,877            153,111          107,588
     Change in unrealized appreciation
        (depreciation) of investments                        40,459           20,984           (133,968)          60,945
                                                      ---------------- ---------------    ---------------- ---------------
Net increase (decrease) in net assets
   from operations                                           54,868           29,111             34,150          188,369

Contract transactions:
   Administrative charges                                      (418)            (537)              (796)          (1,152)
   Contract distributions and terminations                 (202,367)        (137,029)          (782,081)        (517,642)
   Transfer payments (to) from other divisions                    -          (19,855)           (45,387)           9,371
   Actuarial adjustment in reserves for
     currently payable annuity contracts                       (555)            (748)            (5,616)         (75,876)
                                                      ---------------- ---------------    ---------------- ---------------
Net increase (decrease) in net assets from
   contract transactions                                   (203,340)        (158,169)          (833,880)        (585,299)
                                                      ---------------- ---------------    ---------------- ---------------
Total increase (decrease) in net assets                    (148,472)        (129,058)          (799,730)        (396,930)

Net assets at beginning of year                             826,850          955,908          1,951,030        2,347,960
                                                      ---------------- ---------------    ---------------- ---------------
Net assets at end of year                                  $678,378         $826,850         $1,151,300       $1,951,030
                                                      ================ ===============    ================ ===============

See accompanying notes.

                 UBS Life Insurance Company USA Separate Account

                          Notes to Financial Statements

                                December 31, 2007


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

UBS Life Insurance Company USA Separate Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by UBS Life Insurance Company USA (the Company), a wholly owned subsidiary of PaineWebber Life Holdings, Inc., who in turn is a wholly owned subsidiary of UBS AG. The Account exists in accordance with rules and regulations of the California Insurance Department as a funding vehicle for individual variable annuity contracts issued by the Company.

At the direction of eligible contract owners, at December 31, 2007, the Account invests in seven investment divisions which, in turn, own shares of the following portfolios of AllianceBernstein Variable Products Series Fund, Inc., an open-end registered investment company (mutual fund):

   DIVISION                                            INVESTS EXCLUSIVELY IN SHARES OF
   --------------------------------------------------------------------------------------------------------

   Money Market                                         Money Market Portfolio
   U.S. Government/High Grade Securities                U.S. Government/High Grade Securities Portfolio
   Growth                                               Growth Portfolio
   Growth and Income                                    Growth and Income Portfolio
   International Growth (1)                             International Growth Portfolio
   Global Bond                                          Global Bond Portfolio
   Balanced Shares (2)                                  Balanced Shares Portfolio

(1) Division renamed during 2007 to correspond with a name change in the mutual fund investment from the International Research Growth Portfolio to the International Growth Portfolio.

(2) Division renamed during 2007 to correspond with a name change in the mutual fund investment from the Total Return Portfolio to the Balanced Shares Portfolio.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

                 UBS Life Insurance Company USA Separate Account

19

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Company has elected to terminate sales efforts of the variable annuities. As a result, the Account is no longer available to new contract owners. Existing contract owners may continue to allocate purchase payments to the Account.

INVESTMENT OPERATIONS

Investments are stated at the closing net asset values per share of each of the respective portfolios, which value their investment securities at fair value. The average cost method is used to determine realized gains and losses and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

Dividends and realized gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in additional shares of the underlying mutual fund.

ANNUITY RESERVES

Net assets allocated to contracts in the annuitization (payout) period are computed according to the Individual Annuity Valuation 1983 Table using an assumed interest rate of 4.0%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

USE OF ESTIMATES

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

2. EXPENSES AND RELATED-PARTY TRANSACTIONS

The Company is compensated for mortality, distribution, and expense risks and enhanced death benefits by a charge equivalent to an annual rate of 1.60% (1.40% for contracts in the annuitization period) of the asset value of each contract sold subject to early withdrawal charges and 1.77% (1.65% for contracts in the annuitization period) of the asset value of each contract sold not subject to early withdrawal charges.

                 UBS Life Insurance Company USA Separate Account

2. EXPENSES AND RELATED-PARTY TRANSACTIONS (CONTINUED)

An annual contract administration charge of $30 is deducted on the first valuation date on or after each contract anniversary prior to the annuity date. However, the Company has waived this charge. A transfer charge of $10 will be imposed on each transfer between divisions (portfolios) of the account in excess of 12 in any one contract year. However, the Company has waived this charge until further notice. A withdrawal transaction charge of the lesser of $25 or 2% of the amount withdrawn will be imposed on each withdrawal in excess of two per contract year. Contracts sold subject to early withdrawal charges are assessed a charge equal to 5% of the amount withdrawn for purchase payments made within a five-year period following the date the payment was received.

3. FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments were as follows during the year ended December 31, 2007:

                                                                                COST OF     PROCEEDS FROM
                                   DIVISION                                    PURCHASES        SALES
     --------------------------------------------------------------------------------------------------------

     Money Market                                                           $    108,571       $    213,291
     U.S. Government/High Grade Securities                                        39,010            539,106
     Growth                                                                       24,339          2,309,226
     Growth and Income                                                           119,555          1,080,860
     International Growth formerly International Research Growth                 532,322          1,611,312
     Global Bond                                                                  34,712            226,171
     Balanced Shares                                                              70,744            857,568

                 UBS Life Insurance Company USA Separate Account

5. CHANGES IN UNITS OUTSTANDING

Transactions in units were as follows for each of the years ended December 31:

                                                2007                                    2006
                               --------------------------------------------------------------------------------
                                                                                                      NET
                                                                                                   INCREASE
              DIVISION          PURCHASED    REDEEMED      DECREASE     PURCHASED     REDEEMED    (DECREASE)
     ----------------------------------------------------------------------------------------------------------

     Money Market                   8,421       17,203       (8,782)        8,410       27,229       (18,819)
     U.S. Government/High
        Grade Securities              302       39,324      (39,022)        1,739       32,100       (30,361)
     Growth                         1,507      121,498     (119,991)        2,605       52,223       (49,618)
     Growth and Income              1,334       36,696      (35,362)        1,295       16,070       (14,775)
     International Growth
        formerly International
        Research Growth             3,152       80,504      (77,352)          316       22,815       (22,499)
     Global Bond                      768       14,250      (13,482)          167       10,795       (10,628)
     Balanced Shares                   37       35,716      (35,680)          445       27,955       (27,510)


6. UNIT VALUES

The following summarizes units outstanding, unit values, and net assets at December 31, 2007, 2006, 2005, 2004 and 2003, and investment income ratios and expenses, investment income rating, and total return ratios for the years then ended:


                                                                                        RATIO OF
                                                                                       EXPENSES TO
                                                                   NET     INVESTMENT     AVERAGE
                                                       UNIT      ASSETS      INCOME         NET        TOTAL
                  DIVISION                   UNITS    VALUE       (000)     RATIO (1)     ASSETS (2)  RETURN (3)
     ----------------------------------------------------------------------------------------------------------

     MONEY MARKET (4)
     Accumulation units with early
        withdrawal charges:
          2007                               6,602   $ 12.54     $  83       4.35%        1.60%        2.70%
          2006                              13,299     12.21       162       4.10         1.60         2.61
          2005                              31,005     11.90       369       2.48         1.60         0.68
          2004                              22,249     11.82       263       0.68         1.60        (0.92)
          2003                              36,346     11.93       433       0.55         1.60        (1.00)

                 UBS Life Insurance Company USA Separate Account

6. UNIT VALUES (CONTINUED)

                                                                                        RATIO OF
                                                                                       EXPENSES TO
                                                                   NET     INVESTMENT     AVERAGE
                                                       UNIT      ASSETS      INCOME         NET        TOTAL
                  DIVISION                   UNITS    VALUE       (000)     RATIO (1)     ASSETS (2)  RETURN (3)
     ----------------------------------------------------------------------------------------------------------

     Accumulation units without early
        withdrawal charges:
          2007                                   -    $12.23    $    -       4.35%        1.77%        2.51%
          2006                               1,653     11.93        20       4.10         1.77         2.40
          2005                               1,728     11.65        20       2.48         1.77         0.52
          2004                               2,861     11.59        33       0.68         1.77        (1.02)
          2003                               2,905     11.71        34       0.55         1.77        (1.26)
     Contracts in the annuitization
        period with early withdrawal
        changes:
          2007                                   -     12.84         -       4.35         1.40         2.88
          2006                                 433     12.48         5       4.10         1.40         2.80
          2005                               1,471     12.14        18       2.48         1.40         0.91
          2004                               2,401     12.03        29       0.68         1.40        (0.66)
          2003                               3,451     12.11        42       0.55         1.40        (0.90)
     U.S. GOVERNMENT/HIGH GRADE
        SECURITIES (4)
     Accumulation units with early
        withdrawal charges:
          2007                              43,277     13.84       599       4.70         1.60         3.21
          2006                              70,161     13.41       941       4.16         1.60         2.29
          2005                              97,017     13.11     1,272       2.94         1.60         0.38
          2004                             106,549     13.06     1,392       2.85         1.60         2.11
          2003                             132,439     12.79     1,694       2.95         1.60         2.24
     Accumulation units without early
        withdrawal charges:
          2007                                 149     13.51         2       4.70         1.77         3.05
          2006                              11,753     13.11       154       4.16         1.77         2.10
          2005                              15,044     12.84       193       2.94         1.77         0.16
          2004                              18,122     12.82       232       2.85         1.77         1.99
          2003                              19,025     12.57       239       2.95         1.77         2.03

                 UBS Life Insurance Company USA Separate Account

6. UNIT VALUES (CONTINUED)

                                                                                        RATIO OF
                                                                                       EXPENSES TO
                                                                   NET     INVESTMENT     AVERAGE
                                                       UNIT      ASSETS      INCOME         NET        TOTAL
                  DIVISION                   UNITS    VALUE       (000)     RATIO (1)     ASSETS (2)  RETURN (3)
     ----------------------------------------------------------------------------------------------------------

     Contracts in the annuitization
        period with early withdrawal
        charges:
          2007                                 478    $14.17   $     7       4.70%        1.40%        3.43%
          2006                                 974     13.70        13       4.16         1.40         2.47
          2005                               1,135     13.37        15       2.94         1.40         0.53
          2004                               1,312     13.30        18       2.85         1.40         2.31
          2003                               1,527     13.00        20       2.95         1.40         2.44
     Contracts in the annuitization
        period without early withdrawal
        charges:
          2007                                 563     13.70         8       4.70         1.65         3.09
          2006                                 602     13.29         8       4.16         1.65         2.23
          2005                                 655     13.00         9       2.94         1.65         0.31
          2004                                 711     12.96         9       2.85         1.65         2.13

          2003                                 769     12.69        10       2.95         1.65         2.17
     GROWTH (4)
     Accumulation units with early
        withdrawal charges:
          2007                             127,873     19.61      2,508         -          1.60       11.23
          2006                             211,376     17.63      3,727         -          1.60       (2.65)
          2005                             257,754     18.11      4,668         -          1.60       10.16
          2004                             320,967     16.44      5,275         -          1.60       12.91
          2003                             407,815     14.56      5,936         -          1.60       32.97
     Accumulation units without early
        withdrawal charges:
          2007                                 494     19.00          9         -          1.77       11.05
          2006                              36,620     17.11        627         -          1.77       (2.84)
          2005                              39,539     17.61        696         -          1.77        9.99
          2004                              44,759     16.01        717         -          1.77       12.75
          2003                              52,208     14.20        741         -          1.77       32.71

                 UBS Life Insurance Company USA Separate Account

6. UNIT VALUES (CONTINUED)

                                                                                        RATIO OF
                                                                                       EXPENSES TO
                                                                   NET     INVESTMENT     AVERAGE
                                                       UNIT      ASSETS      INCOME         NET        TOTAL
                  DIVISION                   UNITS    VALUE       (000)     RATIO (1)     ASSETS (2)  RETURN (3)
     ----------------------------------------------------------------------------------------------------------

     Contracts in the annuitization
        period with early withdrawal
        charges:
          2007                                 715    $20.07    $    14          -%        1.40%      11.44%
          2006                                 968     18.01         17          -         1.40       (2.44)
          2005                               1,258     18.46         23          -         1.40       10.41
          2004                               1,567     16.72         26          -         1.40       13.13
          2003                               1,997     14.78         30          -         1.40       33.15
     Contracts in the annuitization
        period without early withdrawal
        charges:
          2007                                 113     19.27          2          -         1.65       11.19
          2006                                 222     17.33          4          -         1.65       (2.70)
          2005                                 253     17.81          5          -         1.65       10.14
          2004                                 287     16.17          5          -         1.65       12.84
          2003                                 324     14.33          5          -         1.65       32.81
     GROWTH AND INCOME
     Accumulation units with early
        withdrawal charges:
          2007                              23,971     29.04        696      1.51          1.60        3.46
          2006                              54,504     28.07      1,529      1.44          1.60       15.42
          2005                              68,596     24.32      1,668      1.49          1.60        3.23
          2004                              78,172     23.56      1,842      0.91          1.60        9.68
          2003                              90,613     21.48      1,947      1.06          1.60       30.42
     Accumulation units without early
        withdrawal charges:
          2007                                2,760    29.14         80      1.51          1.77        3.26
          2006                                7,302    28.22        206      1.44          1.77       15.23
          2005                                7,733    24.49        189      1.49          1.77        3.03
          2004                                9,447    23.77        225      0.91          1.77        9.54
          2003                               10,594    21.70        230      1.06          1.77       30.17

                 UBS Life Insurance Company USA Separate Account

6. UNIT VALUES (CONTINUED)

                                                                                        RATIO OF
                                                                                       EXPENSES TO
                                                                   NET     INVESTMENT     AVERAGE
                                                       UNIT      ASSETS      INCOME         NET        TOTAL
                  DIVISION                   UNITS    VALUE       (000)     RATIO (1)     ASSETS (2)  RETURN (3)
     ----------------------------------------------------------------------------------------------------------

     Contracts in the annuitization
        period with early withdrawal
        charges
          2007                                  343   $29.74    $   10       1.51%         1.40%       3.66%
          2006                                  506    28.69        15       1.44          1.40       15.69
          2005                                  695    24.80        17       1.49          1.40        3.38
          2004                                  896    23.99        21       0.91          1.40        9.95
          2003                                4,679    21.82       102       1.06          1.40       30.66
     Contracts in the annuitization
        period without early withdrawal
        charges:
          2007                                  460    29.56        14       1.51          1.65        3.36
          2006                                  583    28.60        17       1.44          1.65       15.42
          2005                                  646    24.78        16       1.49          1.65        3.12
          2004                                  712    24.03        17       0.91          1.65        9.63
          2003                                  782    21.92        17       1.06          1.65       30.40
     INTERNATIONAL GROWTH
     Accumulation units with early
        withdrawal charges:
          2007                               58,642    22.82     1,338       1.23          1.60       20.30
          2006                              103,736    18.97     1,968       0.41          1.60       24.39
          2005                              125,138    15.25     1,908       0.51          1.60       17.31
          2004                              145,123    13.00     1,887       0.27          1.60       15.76
          2003                              159,244    11.23     1,788       0.14          1.60       29.53
     Accumulation units without early
        withdrawal charges:
          2007                                1,435    20.38        29       1.23          1.77       20.09
          2006                               33,635    16.97       571       0.41          1.77       24.23
          2005                               34,653    13.66       473       0.51          1.77       17.05
          2004                               41,154    11.67       480       0.27          1.77       15.54
          2003                               41,911    10.10       423       0.14          1.77       29.32

                 UBS Life Insurance Company USA Separate Account

6. UNIT VALUES (CONTINUED)

                                                                                        RATIO OF
                                                                                       EXPENSES TO
                                                                   NET     INVESTMENT     AVERAGE
                                                       UNIT      ASSETS      INCOME         NET        TOTAL
                  DIVISION                   UNITS    VALUE       (000)     RATIO (1)     ASSETS (2)  RETURN (3)
     ----------------------------------------------------------------------------------------------------------

     Contracts in the annuitization
        period with early withdrawal
        charges:
          2007                                   77    $23.37   $    2     1.23%       1.40%        20.53%
          2006                                   85     19.39        2     0.41        1.40         24.69
          2005                                   93     15.55        1     0.51        1.40         17.54
          2004                                  102     13.23        1     0.27        1.40         15.95
          2003                                  133     11.41        2     0.14        1.40         29.81
     Contracts in the annuitization
        period without early withdrawal
        charges:
          2007                                  730     20.68       15     1.23        1.65         20.23
          2006                                  780     17.20       13     0.41        1.65         24.37
          2005                                  849     13.83       12     0.51        1.65         17.20
          2004                                  921     11.80       11     0.27        1.65         15.69
          2003                                  996     10.20       10     0.14        1.65         29.44
     GLOBAL BOND
     Accumulation units with early
        withdrawal charges:
          2007                               39,775     16.42      653     3.29        1.60          8.60
          2006                               50,219     15.12      759     1.63        1.60          3.35
          2005                               60,677     14.63      888     8.88        1.60         (9.13)
          2004                               70,220     16.10    1,131     5.62        1.60          7.91
          2003                               77,790     14.92    1,161     6.11        1.60         11.43
     Accumulation units without early
        withdrawal charges:
          2007                                1,065     15.78       17     3.29        1.77          8.38
          2006                                4,067     14.56       59     1.63        1.77          3.19
          2005                                4,186     14.11       59     8.88        1.77         (9.32)
          2004                                8,055     15.56      125     5.62        1.77          7.76
          2003                                8,567     14.44      124     6.11        1.77         11.25
     Contracts in the annuitization
        period with early withdrawal
        charges:
          2007                                    -     16.81        -     3.29        1.40          8.80
          2006                                    -     15.45        -     1.63        1.40          3.48
          2005                                    -     14.93        -     8.88        1.40         (8.91)
          2004                                    -     16.39        -     5.62        1.40          8.11
          2003                                    7     15.16        -     6.11        1.40         11.63

                 UBS Life Insurance Company USA Separate Account

6. UNIT VALUES (CONTINUED)

                                                                                        RATIO OF
                                                                                       EXPENSES TO
                                                                   NET     INVESTMENT     AVERAGE
                                                       UNIT      ASSETS      INCOME         NET        TOTAL
                  DIVISION                   UNITS    VALUE       (000)     RATIO (1)     ASSETS (2)  RETURN (3)
     ----------------------------------------------------------------------------------------------------------

     Contracts in the annuitization
        period without early withdrawal
        charges:
          2007                                 540   $16.01    $    9       3.29%        1.65%       8.54%
          2006                                 577    14.75         9       1.63         1.65        3.22
          2005                                 628    14.29         9       8.88         1.65       (9.15)
          2004                                 681    15.73        11       5.62         1.65        7.81
          2003                                 737    14.59        11       6.11         1.65       11.46
     BALANCED SHARES
     Accumulation units with early
        withdrawal charges:
          2007                              47,644    23.29     1,110       2.65         1.60        1.39
          2006                              73,444    22.97     1,687       2.55         1.60       10.01
          2005                             100,434    20.88     2,097       2.58         1.60        2.25
          2004                             120,476    20.42     2,460       2.20         1.60        7.36
          2003                             177,237    19.02     3,371       2.64         1.60       17.19
     Accumulation units without early
        withdrawal charges:
          2007                                 537    22.84        12       2.65         1.77        1.24
          2006                              10,178    22.56       230       2.55         1.77        9.83
          2005                              10,505    20.54       216       2.58         1.77        2.09
          2004                              12,369    20.12       249       2.20         1.77        7.14
          2003                              19,306    18.78       363       2.64         1.77       16.94
     Contracts in the annuitization
        period with early withdrawal
        charges:
          2007                                 737    23.86        18       2.65         1.40        1.62
          2006                                 850    23.48        20       2.55         1.40       10.23
          2005                                 977    21.30        21       2.58         1.40        2.45
          2004                               1,117    20.79        23       2.20         1.40        7.55
          2003                               2,179    19.33        42       2.64         1.40       17.36

                 UBS Life Insurance Company USA Separate Account

6. UNIT VALUES (CONTINUED)

                                                                                        RATIO OF
                                                                                       EXPENSES TO
                                                                   NET     INVESTMENT     AVERAGE
                                                       UNIT      ASSETS      INCOME         NET        TOTAL
                  DIVISION                   UNITS    VALUE       (000)     RATIO (1)     ASSETS (2)  RETURN (3)
     ----------------------------------------------------------------------------------------------------------

     Contracts in the annuitization
        period without early withdrawal
        charges:
          2007                                  502   $23.19       $12       2.65%         1.65%       1.35%
          2006                                  627    22.88        14       2.55          1.65       10.00
          2005                                  694    20.80        14       2.58          1.65        2.21
          2004                                  764    20.35        15       2.20          1.65        7.27
          2003                                  838    18.97        16       2.64          1.65       17.10

     (1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. For periods where contracts have not been outstanding for the entire year, average net assets have been calculated from the date operations commenced through the end of the reporting period. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest.

     (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods when contracts have not been outstanding for the entire year, total return amounts have not been annualized.


     (4) During April 2002, the shareholders of the Brinson Series Trust (Brinson) voted to merge their Money Market, Strategic Fixed Income, and Aggressive Growth Portfolios into the Money Market, U.S. Government/High Grade Securities, and Growth Portfolios, respectively, of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance). Effective with the mergers of the underlying mutual funds, all assets of the Strategic Fixed Income and Aggressive Growth Divisions were transferred to the U.S. Government/High Grade Securities and Growth Divisions, respectively, and the Strategic Fixed Income and Aggressive Growth Divisions of the Account ceased to exist. Information presented for the periods prior to the mergers has not been restated.